Claims revenue	12 Months Ended
Dec. 31, 2014
Contractors [Abstract]
Claims revenue	Claims revenue

Year ended December 31,	2014	2013
Claims revenue recognized	$8,230	$17,053
Claims revenue uncollected (classified as unbilled revenue)	4,622	8,074